Trade and other receivables (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes and other explanatory information [abstract]
Trade receivables		£ 329	£ 33	£ 95
Prepayments		376	607	258
Other receivables		301	394	219
Total trade and other receivables		1,006	1,034	572
Less: non-current portion
Current portion	£ 903	£ 1,006	£ 1,034	£ 572